Other non-current assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets, net
Summary of other non-current assets, net

	As of December 31,
	2024	2025
	RMB	RMB
Prepayments on long‑term assets	7,054	25,346
Deposits for rental	3,182	3,446
Others	3,032	1,445
Other non‑current assets	13,268	30,237
Less: impairment (i)	(3,354)	(825)
Other non‑current assets, net	9,914	29,412
(i)	The Group recorded RMB72, nil and nil impairment losses for the years ended December 31, 2023, 2024 and 2025, respectively.